Loans and Advances - Reconciliation of Allowance for Loan Losses (Detail) - Allowance for loan losses [member] - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		¥ 1,102,522	¥ 979,000
Provision (credit) for loan losses		80,234	114,194
Charge-offs	[1]	107,973	110,103
Recoveries		14,713	10,438
Net charge-offs		93,260	99,665
Others	[2]	724	(11,875)
Allowance for loan losses at end of period		1,090,220	981,654
12-month expected credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		295,352	196,325
Net transfers between stages		(9,996)	(4,967)
Provision (credit) for loan losses		998	38,391
Others	[2]	(2,582)	18
Allowance for loan losses at end of period		283,772	229,767
Lifetime ECL not credit impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		251,680	257,542
Net transfers between stages		(12,567)	(8,002)
Provision (credit) for loan losses		(28,646)	(11,067)
Others	[2]	69	(3,337)
Allowance for loan losses at end of period		210,536	235,136
Lifetime ECL credit impaired [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses at beginning of period		555,490	525,133
Net transfers between stages		22,563	12,969
Provision (credit) for loan losses		107,882	86,870
Charge-offs	[1]	107,973	110,103
Recoveries		14,713	10,438
Net charge-offs		93,260	99,665
Others	[2]	3,237	(8,556)
Allowance for loan losses at end of period		¥ 595,912	¥ 516,751

[1]	Charge-offs consist of the reduction of the allowance through the sales of loans and write-offs.
[2]	Others mainly include foreign exchange translations for the six months ended September 30, 2025 and 2024.